BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
Borrowed funds consisted of the following:

	December 31,
	2015	2014

Reverse Repurchase Agreement	$5,000,000	$5,000,000
Fed Funds purchased	5,340,000	-
FHLB advances	99,981,245	84,450,067
	$110,321,245	$89,450,067

Future Annual Principal Repayments Of Federal Home Loan Bank Advances
Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2015, were as follows:

Year	Amount

2016	$91,981,245
2017	5,000,000
2018	-
2019	3,000,000
Total	$99,981,245